Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes

The income tax provision for the six months ended June 30, 2023, and 2022, consists of the following:

	2023	2022
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$242,070	$351,816
Malaysia	4,616	1,976
	$246,686	$353,792

Deferred	-	-
	$246,686	$353,792

Schedule of Components of Income Tax Expense

The following is a reconciliation of the Company’s total income tax expense to the income before income taxes for the six months ended June 30, 2023, and 2022, respectively.

	2023	2022
	(Unaudited)	(Unaudited)
Income before provision for income taxes	$1,400,131	$1,442,688
Tax at the domestic income tax rate of 16.5%	231,022	238,044
Tax effect of Hong Kong graduated rates	(10,645)	(10,645)
Non-taxable gain	(16,609)	-
Foreign tax rate differentials	1,443	618
Non-deductible expenses for tax purpose	19,767	125,775
Unrecognized tax benefit	21,708	-

Income tax expense	$246,686	$353,792